AUDITED CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES - USD ($) shares in Millions, $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments, at fair value:
Real estate properties (cost: $14,163.2 and $13,986.3)	$ 18,903.9	$ 16,476.7
Real estate joint ventures (cost: $5,497.9 and $5,021.9)	7,175.9	6,128.9
Real estate funds (cost: $692.9 and $373.3)	811.5	393.2
Real estate operating business (cost: $251.6 and $250.2)	326.3	250.0
Marketable securities (cost: $2,217.0 and $739.3)	2,207.8	739.3
Loans receivable (cost: $1,434.3 and $1,527.6)	1,422.7	1,493.2
Loans receivable with related parties (cost: $69.8 and $69.3)	69.9	69.4
Total investments (cost: $24,326.7 and $21,967.9)	30,918.0	25,550.7
Cash and cash equivalents	21.2	37.8
Due from investment manager	9.9	17.9
Other	327.3	331.4
TOTAL ASSETS	31,276.4	25,937.8
LIABILITIES
Loans payable, at fair value (principal outstanding: $2,362.6 and $2,381.3)	2,380.5	2,411.4
Line of credit, at fair value	500.0	0.0
Accrued real estate property expenses	287.6	246.5
Other	36.3	36.0
TOTAL LIABILITIES	3,204.4	2,693.9
COMMITMENTS AND CONTINGENCIES
NET ASSETS
Accumulation Fund	27,476.0	22,729.0
Annuity Fund	596.0	514.9
TOTAL NET ASSETS	$ 28,072.0	$ 23,243.9
NUMBER OF ACCUMULATION UNITS OUTSTANDING (in shares)	53.4	52.0
NET ASSET VALUE, PER ACCUMULATION UNIT (in dollars per share)	$ 514.765	$ 436.722